Share-Based Compensation - Schedule of Unvested Restricted Stock (Details) - Successor [Member] - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Number of Restricted Shares, Unvested, Beginning Balance	725,200	725,200
Number of Restricted Shares, Granted	970,000	970,000
Number of Restricted Shares, Vested
Number of Restricted Shares, Forfeited	(95,000)	(95,000)
Number of Restricted Shares, Unvested, Ending Balance	1,600,200	1,600,200
Weighted Average Grant Date Fair Value per Share, Unvested, Beginning Balance	$ 11.15	$ 11.15
Weighted Average Grant Date Fair Value per Share, Granted	10.36	10.36
Weighted Average Grant Date Fair Value per Share, Vested
Weighted Average Grant Date Fair Value per Share, Forfeited	10.86	10.86
Weighted Average Grant Date Fair Value per Share, Unvested, Ending Balance	$ 10.59	$ 10.59